Organization and Business Operations, Proposed Business Combination (FY) (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Sep. 12, 2023 USD ($) $ / shares	Mar. 31, 2024	Dec. 31, 2023
Proposed Business Combination [Abstract]
Stock conversion basis at time of business combination		1	1
Maximum [Member]
Proposed Business Combination [Abstract]
Period to close business combination following satisfaction or waiver of all closing conditions		2 days	2 days
DevvStream Corp. [Member]
Proposed Business Combination [Abstract]
Share price (in dollars per share)	$ 0.6316
Consideration to be paid | $	$ 145
Share consideration price (in dollars per share)	$ 10.2
Sponsor [Member]
Proposed Business Combination [Abstract]
Stock conversion basis at time of business combination	1
Holding period for transfer, assignment or sale of founder shares		360 days	360 days
Threshold trading days		20 days	20 days
Threshold consecutive trading days		30 days	30 days
Period after initial business combination		150 days	150 days
Sponsor [Member] | Minimum [Member]
Proposed Business Combination [Abstract]
Share price (in dollars per share)	$ 12
Sponsor [Member] | Class B Common Stock [Member]
Proposed Business Combination [Abstract]
Percentage of common shares to be forfeited upon closing of proposed transactions	10.00%
Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Proposed Business Combination [Abstract]
Percentage of common shares or warrants to be forfeited	30.00%